Rule 497(e)

Registration Nos. 333-146827 and 811-22135

Innovator ETFs Trust

(the “Trust”)

Innovator U.S. Equity Accelerated ETF™ – Quarterly

Innovator Growth Accelerated ETF™ – Quarterly

(each, a “Fund” and together, the “Funds”)

Supplement To each Fund’s Prospectus
Dated April 1, 2021

December 31, 2021

As described in detail in each Fund’s prospectus, an investment in shares of each Fund is subject to an upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in such Fund for the outcome period of approximately three months. The current Outcome Period will end on December 31, 2021. Each Fund will commence a new outcome period that will begin on January 1, 2022 and end on March 31, 2022. An investment in each Fund over the course of the outcome period will be subject to each Fund’s Cap as set forth in the table below.

Fund Name	Ticker	Cap	Investment Objective
Innovator U.S. Equity Accelerated ETF™ – Quarterly	XDSQ	Gross: 6.16% Net: 5.96%*

The Fund seeks to provide investors with returns that are twice those of the SPDR S&P 500 ETF Trust, up to the upside cap of 6.16% (prior to taking into account management fees and other fees) and 5.96% (after taking into account management fees) while approximately matching SPDR S&P 500 ETF Trust losses, over the period from January 1, 2022 through March 31, 2022.

Innovator Growth Accelerated ETF™ – Quarterly	XDQQ	Gross: 8.46% Net: 8.26%*

The Fund seeks to provide investors with returns that are twice those of the Invesco QQQ TrustSM, Series 1, up to the upside cap of 8.46% (prior to taking into account management fees and other fees) and 8.26% (after taking into account management fees) while approximately matching Invesco QQQ TrustSM, Series 1 losses, over the period from January 1, 2022 through March 31, 2022.

* Takes into account the Fund’s unitary management fee.

In connection with the onset of the new outcome period, each Fund’s prospectus is amended as set forth below:

1.	The Fund’s investment objective is deleted in its entirety and replaced with the investment objective set forth in the table above.

2.	All references to the dates associated with the prior outcome period are deleted in their entirety and replaced with references to the new outcome period: January 1, 2022 through March 31, 2022.

3.	All references to the Cap for the prior Outcome Period are deleted in their entirety and replaced with the corresponding Cap set forth in the table above.

Please Keep This Supplement With Your Prospectus For Future Reference